Provisions (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) item	Dec. 31, 2018 EUR (€)
Movements in allowances
As of January 1	€ 1,427	€ 1,888
Translation differences	4	(4)
Reclassifications	(53)
Charged to income statement:
Additional provisions	769	670
Changes in estimates	(234)	(410)
Total charged to income statement	535	260
Utilized during year	(704)	(717)
As December 31	1,209	1,427
Restructuring
Movements in allowances
As of January 1	493	722
Translation differences	1	2
Reclassifications	(43)	(18)
Charged to income statement:
Additional provisions	442	289
Changes in estimates	(57)	(51)
Total charged to income statement	385	238
Utilized during year	(459)	(451)
As December 31	377	493
Transfer of other provisions to accrued expenses	€ 78	55
Period of expected cash outflows	2 years
2016 and 2018 cost savings plan
Charged to income statement:
As December 31	€ 343
Previously announced restructuring plan
Charged to income statement:
As December 31	34
Warranty
Movements in allowances
As of January 1	195	210
Charged to income statement:
Additional provisions	122	171
Changes in estimates	(46)	(75)
Total charged to income statement	76	96
Utilized during year	(104)	(111)
As December 31	€ 167	195
Period of expected cash outflows	18 months
Litigation
Movements in allowances
As of January 1	€ 109	130
Translation differences	(1)	(11)
Reclassifications	(1)	9
Charged to income statement:
Additional provisions	18	32
Changes in estimates	(11)	(9)
Total charged to income statement	7	23
Utilized during year	(39)	(42)
As December 31	€ 75	109
Number of asbestos-related matters being defended | item	300
Environmental
Movements in allowances
As of January 1	€ 108	107
Translation differences	2	4
Reclassifications		(1)
Charged to income statement:
Additional provisions	32	11
Changes in estimates	(8)	(3)
Total charged to income statement	24	8
Utilized during year	(7)	(10)
As December 31	127	108
Project losses
Movements in allowances
As of January 1	55	76
Translation differences		1
Charged to income statement:
Changes in estimates		(10)
Total charged to income statement		(10)
Utilized during year	(5)	(12)
As December 31	50	55
Divestment-related
Movements in allowances
As of January 1	66	76
Translation differences	1	(5)
Charged to income statement:
Changes in estimates	(16)	(5)
Total charged to income statement	(16)	(5)
As December 31	51	66
Material liability
Movements in allowances
As of January 1	72	66
Translation differences	1	2
Reclassifications		(1)
Charged to income statement:
Additional provisions	79	81
Changes in estimates	(38)	(51)
Total charged to income statement	41	30
Utilized during year	(33)	(25)
As December 31	€ 81	72
Period of expected cash outflows	12 months
Other provisions
Movements in allowances
As of January 1	€ 329	501
Translation differences		3
Reclassifications	(9)	11
Charged to income statement:
Additional provisions	76	86
Changes in estimates	(58)	(206)
Total charged to income statement	18	(120)
Utilized during year	(57)	(66)
As December 31	281	€ 329
Tax dispute resolution related to discontinued operations	€ 110
Period of expected cash outflows	2 years